Lessor Commitments (Tables) (Bendon Limited)	12 Months Ended
Jan. 31, 2018
Bendon Limited [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Disclosure of Finance Lease and Operating Lease by Lessor

The future minimum lease payments under non-cancellable leases are:

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
- no later than 1 year	166	503	620	431
- between 1 year and 5 years	-	1,076	1,217	565
- greater than 5 years	-	-	-	-
Total minimum lease payments	166	1,579	1,837	996